LIQUIDITY GOING CONCERN UNCERTAINTIES	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY GOING CONCERN UNCERTAINTIES

2.	LIQUIDITY GOING CONCERN UNCERTAINTIES

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these condensed consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

The Company has determined that certain factors raise substantial doubt about its ability to continue as a going concern for a least one year from the date of issuance of these unaudited condensed consolidated financial statements.

During the six months ended June 30, 2026, the Company incurred a net loss of $104,860. As of June 30, 2026, the Company had $16,883 in cash and cash equivalents, working capital deficit of $5,125,121 and accumulated loss of $14,048,907. The Company believes that its current level of cash is not sufficient to fund its operations and obligations without additional financing.

The continuation of the Company as a going concern through the next twelve months is dependent upon the continued financial support from its stockholders and related parties. The Company is currently pursuing additional financing for its operations. However, there is no assurance that the Company will be successful in securing sufficient funds to sustain the operations for one year from the date of the filing of the unaudited condensed consolidated financial statements.

These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets and liabilities that may result in the Company not being able to continue as a going concern.